Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2016	2017
	RMB	RMB
Online direct sales and online marketplace receivables	15,636,019	14,819,862
Advertising receivables	179,498	572,495
Logistics receivables	362,483	1,020,771

Accounts receivable	16,178,000	16,413,128

Allowance for doubtful accounts	(36,993)	(53,981)

Accounts receivable, net	16,141,007	16,359,147

Schedule of movements in the allowances for doubtful accounts

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	(27,108)	(38,633)	(36,993)
Additions	(11,525)	—	(16,988)
Reverse	—	1,640	—

Balance at end of the year	(38,633)	(36,993)	(53,981)